REVENUE AND EXPENSES (Details Narrative)	12 Months Ended
Dec. 31, 2024 shares
Notes and other explanatory information [abstract]
Share, issued	45,491,175
Share, outstanding	45,491,175
Dilutive effect of share options on weighted average number of ordinary shares	586,120